Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (117,000)	$ (97,561)	$ (148,037)	$ (129,106)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash revenue reserve	22,848	19,935
Depreciation and amortization	3,762	3,480	6,349	6,073
Stock-based compensation expense	8,455	1,783	2,375	2,263
Loss on extinguishment of convertible note	3,401
Amortization of debt discount	1,902	1,229
Inventory write-down	80	120	535	880
Loss on disposal of property and equipment	67			31
Change in fair value of derivative liability	126
Equity loss of equity method investee				2,327
Deferred taxes, net				6,245
Changes in operating assets and liabilities:
Accounts receivable, net	8,765	695	3,429	584
Inventory	475	(3,675)	(3,857)	(3,475)
Income tax receivable	635	6,173	5,560	(854)
Prepaid expenses and other current assets	(2,420)	(2,588)	(3,867)	(1,730)
Other assets		(62)	(54)	(32)
Accounts payable	1,441	10,729	4,383	5,770
Accrued expenses and other liabilities	(29,807)	(537)	18,001	42,608
Other long-term liabilities	1,583		9,059	3,290
Net cash used in operating activities	(95,687)	(60,279)	(106,124)	(65,126)
Cash flows from investing activities:
Purchases of property and equipment	(3,109)	(2,917)	(3,725)	(4,832)
Purchases of short-term investments		(11,214)	(11,214)	(167,011)
Proceeds from sale of short-term investments		31,414	31,414	227,674
Proceeds from sale of equity method investment		50	50
Net cash (used in) provided by investing activities	(3,109)	17,333	16,525	55,831
Cash flows from financing activities:
Proceeds from issuance of common stock	90,344	530	551	459
Proceeds from issuance of Series B Preferred Stock and warrant, net of issuance cost	21,307	24,967	79,039
Proceeds from issuance of convertible note, net	14,895
Repurchase of common stock				(11,266)
Dividends paid		(4,500)	(4,500)
Principal payments on mortgages payable	(190)	(172)	(228)	(220)
Principal payments on capital lease obligations	(589)	(834)	(1,047)	(1,530)
Payments for contingent consideration				(250)
Payments for deferred offering costs			(179)
Net cash (used in) provided by financing activities	125,767	19,991	73,636	(12,807)
Net increase (decrease) in cash and cash equivalents	26,971	(22,955)	(15,963)	(22,102)
Cash and cash equivalents at beginning of period	33,042	49,005	49,005	71,107
Cash and cash equivalents at end of period	60,013	26,050	33,042	49,005
Supplemental disclosure of cash flow information:
Cash paid for interest	3,765	5,642	7,529	7,618
Cash paid for income taxes	58	6	6	211
Supplemental schedule of non-cash investing and financing activities:
Conversion of convertible note	18,750
Issuance of preferred stock in settlement of interest payable	2,698
Equity offering costs incurred but not paid	1,101	984
Issuance of stock options in settlement of accrued bonuses	754
Purchases of property and equipment in accounts payable	$ 220	240	337	346
Capital lease obligations		229	241	$ 706
Deferred offering costs incurred but not paid			871
Stock dividend on exchange of Series A-1 for Series B Preferred Stock		27,367	27,637
Stock dividend on Series B Preferred Stock		$ (13,137)	$ 49,501